Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on Pension liability adjustments arising during the year, Before-tax amount	¥ 1,813	¥ (33,355)	¥ (2,356)
Foreign currency translation adjustments, Tax benefit (expense)	121	(25)	(20)
Net unrealized gains and losses on securities, Tax benefit (expense)	2,807	832	61
Unrealized gains and losses on Pension liability adjustments arising during the year, Tax benefit (expense)	(688)	11,843	924
Net Pension liability adjustments, Tax benefit (expense)	1,994	(10,970)	(98)
Foreign currency translation adjustments, Net-of-tax amount	49,370	(15,066)	(37,938)
Net unrealized gains and losses on securities	5,033	1,208	88
Net unrealized gains and losses on derivatives	423	83	(33)
Net Pension liability adjustments, Net-of-tax amount	3,407	(20,163)	(165)
Before-tax amount
Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Before-tax amount	49,491	(15,091)	(37,958)
Unrealized gains and losses arising during the year, Before-tax amount	7,554	(2,975)	(1,668)
Less - Reclassification adjustment for gains and losses on securities realized in net income, Before-tax amount	286	5,015	1,817
Net unrealized gains and losses on securities, Before-tax amount	7,840	2,040	149
Unrealized gains and losses on derivatives arising during the year, Before-tax amount	544	(47)	(270)
Less - Reclassification adjustment for gains losses on derivatives realized in net income, Before-tax amount	138	169	214
Net unrealized gains and losses on derivatives, Before-tax amount	682	122	(56)
Unrealized gains and losses on Pension liability adjustments arising during the year, Before-tax amount	2,141	(33,355)	(3,058)
Less - Reclassification adjustment for gains and losses on Pension liability adjustments realized in net income, Before-tax amount	3,260	2,222	2,795
Net Pension liability adjustments, Before-tax amount	5,401	(31,133)	(263)
Other comprehensive income (loss), Before-tax amount	63,414	(44,062)	(38,128)
Foreign currency translation adjustments, Tax benefit (expense)	(121)	25	20
Unrealized gains and losses arising during the year, Tax benefit (expense)	(2,705)	1,213	680
Less - Reclassification adjustment for gains and losses on securities realized in net income, Tax benefit (expense)	(102)	(2,045)	(741)
Net unrealized gains and losses on securities, Tax benefit (expense)	(2,807)	(832)	(61)
Unrealized gains and losses on derivatives arising during the year, Tax benefit (expense)	(207)	30	110
Less - Reclassification adjustment for gains losses on derivatives realized in net income, Tax benefit (expense)	(52)	(69)	(87)
Net unrealized gains and losses on derivatives, Tax benefit (expense)	(259)	(39)	23
Unrealized gains and losses on Pension liability adjustments arising during the year, Tax benefit (expense)	(803)	11,843	1,186
Less - Reclassification adjustment for gains and losses on Pension liability adjustments realized in net income, Tax benefit (expense)	(1,191)	(873)	(1,088)
Net Pension liability adjustments, Tax benefit (expense)	(1,994)	10,970	98
Other comprehensive income (loss), Tax benefit (expense)	(5,181)	10,124	80
Foreign currency translation adjustments, Net-of-tax amount	49,370	(15,066)	(37,938)
Unrealized gains and losses arising during the year, Net-of-tax amount	4,849	(1,762)	(988)
Less - Reclassification adjustment for gains and losses realized in net income, Net-of-tax amount	184	2,970	1,076
Net unrealized gains and losses on securities	5,033	1,208	88
Unrealized gains and losses on derivatives arising during the year, Net-of-tax amount	337	(17)	(160)
Less - Reclassification adjustment for gains and losses on derivatives realized in net income, Net-of-tax amount	86	100	127
Net unrealized gains and losses on derivatives	423	83	(33)
Unrealized gains and losses on Pension liability adjustments arising during the year, Net-of-tax amount	1,338	(21,512)	(1,872)
Less - Reclassification adjustment for gains and losses on Pension liability adjustments realized in net income, Net-of-tax amount	2,069	1,349	1,707
Net Pension liability adjustments, Net-of-tax amount	3,407	(20,163)	(165)
Other comprehensive income (loss), Net-of-tax amount	¥ 58,233	¥ (33,938)	¥ (38,048)